SHARE BASED COMPENSATION - Summary of fair value assumptions (Details) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividends yield	0.00%	0.00%	0.00%
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	72.22%	52.05%	53.52%
Exercise multiple	2.2	2.2	2.2
Risk-free interest rate per annum	0.79%	1.58%	2.54%
The fair value of underlying ordinary shares (per share)	$ 1.71	$ 0.59	$ 6.97
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	78.51%	59.74%	55.70%
Exercise multiple	2.8	2.8	2.8
Risk-free interest rate per annum	2.08%	2.89%	3.23%
The fair value of underlying ordinary shares (per share)	$ 4.65	$ 6.48	$ 14.99